Income taxes (Details 1) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Income before income tax | $	$ 917		$ 1,695		$ 563
Hong Kong
Income before income tax | $	519		1,695		563
Computed tax using respective companies' statutory tax rates | $	(100)		78		131
Tax effect of expenses not deductible for tax purposes | $	(34)		(44)		(213)
Change in valuation allowances | $	62		(79)		58
Income taxes credit / (expense) at effective tax rate | $	$ (72)		$ (45)		$ (24)
ZHEJIANG TIANLAN
Income before income tax		¥ 14,831		¥ 86,606		¥ 15,398
Computed tax using respective companies' statutory tax rates		2,152		12,991		2,309
(Over)-provision for income tax in prior years		5		(591)		(69)
Temporary differences		1,090		2,931		2,089
Tax effect of expenses not deductible for tax purposes		699		4,472		500
Tax effect of special deduction for research and development costs		(4,081)		(3,734)		(5,257)
Tax effect of revenue not subject to tax						3
Others		510				57
Income taxes credit / (expense) at effective tax rate		¥ 365		¥ 16,069		¥ (368)